Summary of Significant Accounting Policies - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
FRG Plan [Member]
Schedule of Equity Method Investments [Line Items]
Current assets							$ 871,102	$ 1,219,682
Noncurrent assets							2,889,334	3,142,660
Current liabilities							569,281	749,894
Noncurrent liabilities							2,680,178	2,695,446
Revenues		$ 767,404				$ 2,383,350	3,131,138	4,276,097
Cost of revenues		491,702				1,503,104	1,991,258	2,608,203
Loss from continuing operations						(1,175)
FRG Plan [Member] | Investee [Member]
Schedule of Equity Method Investments [Line Items]
Equity attributable to investee							510,977	917,003
Net income (loss) attributable to Registrant		(111,881)				(300,720)	(391,385)	(276,813)
B&W [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	$ 526,901		$ 526,901	$ 526,901	$ 526,901		530,223	542,300
Noncurrent assets	176,589		176,589	176,589	176,589		274,410	294,979
Current liabilities	529,293		529,293	529,293	529,293		297,928	393,539
Noncurrent liabilities	482,883		482,883	482,883	482,883		709,823	585,430
Noncontrolling interest	540		540	540	540		576	626
Revenues	144,054	233,642			391,524	668,365	878,224	1,022,064
Cost of revenues	100,812	179,152			283,988	509,779	721,112	795,422
Loss from continuing operations	(6,052)	25,222			(85,133)	(44,843)	(55,910)	(23,484)
Net income (loss) attributable to Registrant	(58,492)	25,364			(143,502)	(54,151)	(59,482)	(128,587)
B&W [Member] | Investee [Member]
Schedule of Equity Method Investments [Line Items]
Equity attributable to investee	(309,226)		(309,226)	(309,226)	(309,226)		(203,694)	(142,316)
Net income (loss) attributable to Registrant	(58,492)	25,315			(143,564)	(57,972)	(67,019)	(143,591)
Synchronoss [Member]
Schedule of Equity Method Investments [Line Items]
Current assets							77,940	85,903
Noncurrent assets							221,758	275,304
Current liabilities							41,553	74,528
Noncurrent liabilities							210,342	166,673
Revenues		43,458				127,825	170,789	234,699
Cost of revenues		10,401				30,916	68,365	82,167
Synchronoss [Member] | Investee [Member]
Schedule of Equity Method Investments [Line Items]
Equity attributable to investee							47,803	120,006
Net income (loss) attributable to Registrant		78				(32,582)	(38,283)	(45,468)
Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	20,941		20,941	20,941	20,941		215,927	281,610
Noncurrent assets	136,668		136,668	136,668	136,668		572,628	627,858
Current liabilities	17,765		17,765	17,765	17,765		86,672	150,114
Noncurrent liabilities	84,251		84,251	84,251	84,251		105,711	277,638
Revenues	16,709	111,909			46,932	372,418	428,564	551,374
Cost of revenues	2,928	76,286			7,725	279,426	320,364	383,461
Other Equity Investments [Member] | Investee [Member]
Schedule of Equity Method Investments [Line Items]
Equity attributable to investee	55,593		55,593	55,593	55,593		596,172	477,216
Net income (loss) attributable to Registrant	872	$ (4,273)			4,881	$ (14,229)	$ (43,372)	$ 35,898
GA Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	50,040		50,040	50,040	50,040
Noncurrent assets	276,007		276,007	276,007	276,007
Current liabilities	35,151		35,151	35,151	35,151
Noncurrent liabilities	538		538	538	538
Mezzanine equity - preferred units	279,097		279,097	279,097	279,097
Revenues	55,947			114,683
Cost of revenues	54,203			105,431
GA Holdings [Member] | Investee [Member]
Schedule of Equity Method Investments [Line Items]
Equity attributable to investee	11,261		11,261	11,261	11,261
Net income (loss) attributable to Registrant	1,744			9,252
Joann Retail [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	47,944		47,944	47,944	47,944
Noncurrent assets
Current liabilities	47,944		47,944	47,944	47,944
Equity attributable to investee
Revenues	158,990		158,990
Cost of revenues	94,825		98,440
Joann Retail [Member] | Investee [Member]
Schedule of Equity Method Investments [Line Items]
Net income (loss) attributable to Registrant	$ 64,165		$ 60,550